Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events

28. Subsequent events

On February 26, 2025, the Company amended its credit facility to extend the maturity date by three years, until January 2, 2029. Additionally, the interest rate was reduced by 100 basis points to 7% + SOFR.